Income Taxes (Tables)	6 Months Ended
Oct. 31, 2023
Income Taxes [Abstract]
Schedule of Provision for Income Taxes	Significant components of the provision for income taxes are as follows:
	For the six months ended October 31, 2022	For the six months ended October 31, 2023
	JPY	JPY	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Current income tax expense	145,000	-	-
Deferred tax (benefit) expense	56,966	(188,496)	(1,245)
TOTAL OPERATING REVENUES	201,966	(188,496)	(1,245)

Schedule of Deferred Tax Assets and Liabilities	For the purpose of presentation in the balance sheets, deferred income tax assets and liabilities have been offset. Significant component of deferred tax assets and liabilities are as follows:
	As of April 30, 2023	As of October 31, 2023
	JPY	JPY	USD
		(Unaudited)	(Unaudited)
Net operating loss carry forward	198,703,446	265,545,808	1,753,241
Write off of other receivable	15,005,181	13,282,990	87,700
Lease liabilities	1,199,363	4,619,063	30,497
Research and development costs - capitalized for tax purposes	3,966,700	3,511,429	23,184
Temporary difference in depreciation	2,781,224	2,650,511	17,500
Write off of guarantee money deposited	2,665,941	2,359,963	15,581
Bonus accrual	1,010,374	2,057,357	13,584
Others	212,039	308,604	2,037
Valuation allowance	(222,921,425)	(287,930,064)	(1,901,030)
Deferred tax assets	2,622,843	6,405,661	42,294
Right-of-use assets – operating lease	(1,199,363)	(4,619,063)	(30,497)
Accrued business tax receivable	(1,421,684)	-	-
Others	(190,292)	(1,786,598)	(11,797)
Deferred tax liabilities	(2,811,339)	(6,405,661)	(42,294)
Total	(188,496)	-	-